Borrowings (Tables)	12 Months Ended
Mar. 31, 2015
Borrowings
Short-term and long-term borrowings

	Millions of yen
	March 31
	2014	2015
Short-term borrowings(1):
Commercial paper	¥246,866	¥252,858
Bank borrowings	303,583	217,013
Other	51,682	192,385

Total	¥602,131	¥662,256

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,787,729	¥3,140,531
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,432,388	1,528,529
Non-Japanese yen denominated	1,340,495	1,102,125
Floating-rate obligations:
Japanese yen denominated	324,279	465,296
Non-Japanese yen denominated	85,805	150,055
Index / Equity-linked obligations:
Japanese yen denominated	1,367,051	1,017,380
Non-Japanese yen denominated	707,754	798,857

	5,257,772	5,062,242

Subtotal	8,045,501	8,202,773

Trading balances of secured borrowings	181,562	133,523

Total	¥8,227,063	¥8,336,296

(1)	Includes secured borrowings of ¥10,715 million as of March 31, 2014 and ¥17,284 million as of March 31, 2015.
(2)	Includes secured borrowings of ¥139,270 million as of March 31, 2014 and ¥251,486 million as of March 31, 2015.
(3)	Includes secured borrowings of ¥423,994 million as of March 31, 2014 and ¥749,839 million as of March 31, 2015.

Long-term borrowings

	Millions of yen
	March 31
	2014	2015
Debt issued by the Company	¥3,823,410	¥3,863,436
Debt issued by subsidiaries—guaranteed by the Company	2,372,412	1,885,256
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,031,241	2,587,604

Total	¥8,227,063	¥8,336,296

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings

	March 31
	2014	2015
Short-term borrowings	0.40%	0.37%
Long-term borrowings	1.69%	0.78%
Fixed-rate obligations	2.34%	1.18%
Floating-rate obligations	0.86%	0.82%
Index / Equity-linked obligations	1.72%	0.34%

Maturities of long-term borrowings

Year ending March 31	Millions of yen
2016	¥982,982
2017	995,463
2018	1,054,430
2019	1,084,714
2020	1,119,360
2021 and thereafter	2,965,824

Subtotal	8,202,773

Trading balances of secured borrowings	133,523

Total	¥8,336,296